SCHEDULE I - Summary Of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
SCHEDULE I - Summary Of Investments - Other Than Investments In Related Parties
SCHEDULE I — SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES
THE PROGRESSIVE CORPORATION AND SUBSIDIARIES
(millions)

	December 31, 2021
Type of Investment	Cost	Fair Value	Amount At Which Shown In The Balance Sheet
Fixed maturities:
Bonds:
United States Government and government agencies and authorities	$18,586.1	$18,488.2	$18,488.2
States, municipalities, and political subdivisions	2,162.6	2,185.3	2,185.3
Foreign government obligations	17.9	17.9	17.9
Public utilities	764.6	777.7	777.7
Corporate and other debt securities	9,761.6	9,914.4	9,914.4
Asset-backed securities	12,330.5	12,307.9	12,307.9
Redeemable preferred stocks	170.9	181.7	181.7
Total fixed maturities	43,794.2	43,873.1	43,873.1
Equity securities:
Common stocks:
Public utilities	69.2	178.8	178.8
Banks, trusts, and insurance companies	251.1	902.2	902.2
Industrial, miscellaneous, and all other	943.8	3,977.5	3,977.5
Nonredeemable preferred stocks	1,571.8	1,639.9	1,639.9
Total equity securities	2,835.9	6,698.4	6,698.4
Short-term investments	942.6	942.6	942.6
Total investments	$47,572.7	$51,514.1	$51,514.1
 Progressive did not have any securities of any one issuer, excluding U.S. government obligations, with an aggregate cost or fair value exceeding 10% of total shareholders’ equity at December 31, 2021.